Unaudited interim condensed consolidated statement of comprehensive (income) loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited interim condensed consolidated statement of comprehensive (income) loss
Net loss for the period	€ (55,269)	€ (29,466)
Items recycled to income	104	(75)
Currency translation differences	104	(75)
Items not recycled to income	(14)	370
Actuarial gains and losses on retirement benefit obligations (IAS 19)	(14)	370
Total comprehensive loss	€ (55,179)	€ (29,172)